Other current assets	6 Months Ended
Jun. 30, 2025
Other Current Assets [Abstract]
Other current assets	Other current assets
The composition of other current assets as of 30 June 2025 and 31 December 2024 is as follows:

	30 June 2025	31 December 2024
Value-added tax	19,916	17,719
Prepaid expenses	22,108	23,984
Proceeds receivable from sale of joint venture	2,975	5,950
Other short-term receivables	2,580	411
	47,579	48,064